General Information (Details) $ / shares in Units, $ in Millions										9 Months Ended
	Aug. 15, 2025 USD ($)	Aug. 12, 2025 USD ($) $ / shares shares	Jun. 30, 2025	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 19, 2025 USD ($)	Jan. 27, 2025 USD ($)	Nov. 29, 2024	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Nov. 24, 2025 USD ($)	Aug. 14, 2025 USD ($) shares	Jul. 10, 2025 USD ($)	Jul. 08, 2025 $ / shares shares	Apr. 30, 2025 RUB (₽)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($)
General Information [Line Items]
Ownership percentage										100.00%
Adjustment of purchase price (in Dollars)									$ 2.0
Purchase consideration (in Dollars)						$ 158.0
Interest rate						3.00%
Percentage of ownership										3.00%
Ownership of amount (in Dollars)				$ 11.0
Proportion of ownership interests held										69.99%
E-health sector (in Dollars)										$ 15.0
Public warrants issued (in Shares) | shares										7,666,629
Cash and cash equivalents (in Dollars)									$ 511.0	$ 472.0	$ 511.0						$ 674.0	[1]	$ 425.0
Other liquid financial assets (in Dollars)										170.0							$ 8.0
Total available funding (in Dollars)										$ 472.0
Percentage of shares										10.00%
Other payment (in Dollars)							$ 30.0
Additional purchase (in Dollars)							$ 22.0
Percentage of repaid			6.30%		4.00%
denominated Notes					$ 472.0
Ownership parties amount (in Dollars)				$ 11.0
Authorized share capital (in Shares) | shares										265,430,000
Par value per share (in Dollars per share) | $ / shares										$ 0.01							$ 0.01
Accredited institutional investors (in Dollars)														$ 52.5
Cash condition (in Dollars)										$ 50.0
Shares issued (in Shares) | shares										230,863,524							206,942,440
Redemption per share (in Dollars per share) | $ / shares		$ 10.4
Aggregate redemption amount (in Dollars)		$ 61.0
Percentage of outstanding shares	89.60%
Operating revenue (in Dollars)	$ 46.0
LLC Lan Trace [Member]
General Information [Line Items]
Ownership percentage										100.00%	100.00%
Subsequent Event [Member]
General Information [Line Items]
Cash (in Dollars)												$ 22.5
Number of employees												5,058
Business Combination Agreement [Member]
General Information [Line Items]
Cash (in Dollars)										$ 178.0
Shares issued (in Shares) | shares													206,942,440
Loan note payable (in Dollars)													$ 178.0
Acquired net assets (in Dollars)										162.0
Liabilities (in Dollars)										$ 16.0
Bottom of range [member]
General Information [Line Items]
Authorized share capital (in Shares) | shares															654,300
Top of range [member]
General Information [Line Items]
Authorized share capital (in Shares) | shares										2,654,300
LLC Uklon Tech [Member]
General Information [Line Items]
Ownership percentage						97.00%
LLC Uklon Ltd [Member]
General Information [Line Items]
Ownership percentage						100.00%
Ukrainian [Member]
General Information [Line Items]
Purchase consideration (in Dollars)						$ 158.0
Corporate rights								100.00%
Cash and cash equivalents (in Dollars)										$ 302.0
Uklon Group {Member]
General Information [Line Items]
Interest rate						3.00%
Percentage of acquire						97.00%
Helsi Ukraine [Member]
General Information [Line Items]
Percentage of ownership				97.99%						69.99%
Kyivstar [Member]
General Information [Line Items]
Percentage of ownership										47.85%
Corporate rights								47.85%
Percentage of shares										2.01%
Ukraine Tower Company [Member]
General Information [Line Items]
Percentage of ownership										100.00%
Kyivstar.Tech [Member]
General Information [Line Items]
Percentage of ownership										100.00%
VEON Holdings B.V. [Member]
General Information [Line Items]
denominated Notes					$ 100.0											₽ 7,840
Kyivstat LLC and Ukrainian Investment Platform [Member]
General Information [Line Items]
Percentage of ownership				26.90%
Helsi [Member]
General Information [Line Items]
Percentage of ownership				1.10%
Share Capital [Member]
General Information [Line Items]
Authorized share capital (in Shares) | shares										2,654,300
Divided common shares (in Shares) | shares															265,430,000
Kyivstar Group Ltd [Member]
General Information [Line Items]
Par value per share (in Dollars per share) | $ / shares															$ 0.01
CC Public Warrants [Member]
General Information [Line Items]
Shares issued (in Shares) | shares										7,666,629
Shares outstanding (in Shares) | shares										7,666,629
Kyivstar Group Warrants [Member]
General Information [Line Items]
Exchanged for warrants (in Shares) | shares										7,666,629
Cohen Circle Class A Ordinary Shares [Member]
General Information [Line Items]
Shares issued (in Shares) | shares		5,847,015								23,163,338
Shares outstanding (in Shares) | shares		17,152,985
Common shares issued (in Shares) | shares										757,745
Cohen Circle Class A Ordinary Shares [Member] | Varna Merger Sub. [Member]
General Information [Line Items]
Shares issued (in Shares) | shares		17,152,985

[1]	prior period comparatives have been reclassified to conform with the current period presentation